Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

29. Subsequent Events

(a) Completion of the Repurchase Right Offer for Convertible Senior Notes due 2026

On February 1, 2024, the Group completed the repurchase right offer relating to its 0.00% Convertible Senior Notes due 2026 (the “2026 Notes”). US$300,536 aggregate principal amount of the 2026 Notes were validly surrendered and not withdrawn prior to the expiration of the repurchase right offer. Following settlement of the repurchase, US$912 aggregate principal amount of the 2026 Notes remain outstanding and continue to be subject to the existing terms of the Indenture and the Notes.

(b) Completion of the Asset-backed Notes Issuance

In January 2024, the Group entered into another asset-backed securitization arrangement with issuance of the notes at the total amount of RMB2,450,000 and securitized receivables arising from auto financing arrangements through the transfer of those assets to a securitization vehicle. It is a revolving arrangement where the Group provides management, administration and collection services (at market rates) on the transferred financial assets, but only retains an insignificant economic interest in the securitization vehicle. As a result, the Group will not consolidate the securitization vehicle (thereby derecognizing transferred receivables) under US GAAP.

(c) Amended shareholders agreement for NIO China

On March 30, 2024, the Company and certain of its subsidiaries entered into a shareholders agreement with the Strategic Investors, which amended certain shareholders’ rights in NIO China, including the redemption rights. In particular, if NIO China fails to complete the listing application or to issue the material assets restructuring plan related to the qualified initial public offering before December 31, 2027, or fails to complete the qualified initial public offering before December 31, 2028, the Strategic Investors may request the Company to redeem the equity interest in NIO China then held by them.